Shareholders' Equity (Details) - Schedule of historical summary of the share capital € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€) shares
Shareholders' Equity (Details) - Schedule of historical summary of the share capital [Line Items]
Number of Shares	50,000
Amount | €	€ 50
Ordinary share one [Member]
Shareholders' Equity (Details) - Schedule of historical summary of the share capital [Line Items]
Type of Share	1 Ordinary share of 1,000
Number of Shares	1
Amount | €	€ 1
Description	Issued on incorporation
Ordinary shares two [Member]
Shareholders' Equity (Details) - Schedule of historical summary of the share capital [Line Items]
Type of Share	1,000 Ordinary shares of 1 each
Number of Shares	999
Description	1 share converted to 1,000 shares of 1 each
Ordinary shares three [Member]
Shareholders' Equity (Details) - Schedule of historical summary of the share capital [Line Items]
Type of Share	49,000 Ordinary shares of 1 each
Number of Shares	49,000
Amount | €	€ 49
Description	Issued on January 31, 2020